Financial instruments (Details Textual) - INR (₨) ₨ in Millions	Mar. 31, 2026	Mar. 31, 2025
Financial instruments [Line Items]
Other non-financial assets	₨ 30,215	₨ 27,162
Other non-financial liabilities	17,239	18,195
Derivative financial assets	155	557
Derivative financial liabilities	6,898	1,286
Current financial liabilities at amortised cost	43,792	34,001
Consideration transferred, acquisition-date fair value	220	2,916
Component of Equity before tax adjustment [member]
Financial instruments [Line Items]
Reserve of cash flow hedges	₨ 143	₨ 1,555